RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT	12 Months Ended
Dec. 31, 2011
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT
NOTE 12:-	RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS

The following table summarizes the balances recorded on the Company's financial statements with respect to the research and development funding arrangements:

	December 31,
	2011	2010

Embedded Derivatives (a)	$4,041	$4,037
mAb Participation Interest (b)	443	-
Embedded Derivatives (b)	1,666	-

	$6,150	$4,037

a.
On December 29, 2010 (the "Issuance date") the Company signed a funding arrangement with an investor in partial support of its research and development activities with respect to novel therapeutic product candidates. According to the arrangement the Company received $ 5,000 in consideration of:

(1)	Warrants to purchase 500,000 Ordinary shares at a fixed exercise price of $ 6 per share until June 30, 2013 ("Detachable Warrants") and,

(2)
An entitlement to receive a portion of future income received by Compugen related to possible commercialization and post-marketing fees that are related to certaindesignated product candidates ("Participation Rights"). This right is contingent to successful commercialization of the targets which as of December 31, 2011 for accounting treatment purpose is not probable. In addition, the investor had an option to exchange its Participation Rights for a fixed amount of 833,334Ordinary shares at any time through June 30, 2013 (the "Conversion Alternative").

As of the Issuance Date, each of the five designated product candidates was currently and actively being pursued in the Company's validation pipeline. Furthermore, the Company has an obligation to continue the research and developments activities on a best effort basis and to issue to the investor an "Annual Report" containing a summary report for each such designated product candidate, providing general information with respect to what research was conducted by Compugen since the Issuance Date or the prior Annual Report (as applicable).

As part of the arrangement, in the event that prior to June 30, 2011 the Company would have entered into new similar arrangement whereby it obtains $ 15,000 or more, the Company had the right to exchange the investor's Participation Rights for investment in the new arrangement. Since during the above time frame such qualifying finance round did not take place this right of exchange expired.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivatives and Hedging", the Company considered the Participation Rights as well as the New Arrangement Rights of the instrument issued to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (that are the Conversion Alternative and the New Arrangement Rights) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

The Company has further determined that the Detachable Warrants should be accounted for and classified as an equity component since the warrants have fixed settlement provisions as stated above.

As per the above, at the issuance date the consideration of $ 5,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 999 was allocated to the equity component net of $ 61 issuance expenses.

•
An amount of $ 3,940 was allocated to the Research and Development Component and it was entirely assigned to the Participation Rights and the Conversion Alternative measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 228, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As of December 31, 2011, the Company re-measured the embedded derivatives in the Research and Development Component. Consequently, during the year ended December 31, 2011 the Company recorded $ 4 as financial expenses mainly as a result of a change in the Company's share price.

The Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31,
	2011	2010

Risk-free interest rate (1)	0.18%	0.82%
Expected volatility (2)	46.83%	92.87%
Expected life (in years) (3)	1.5	2.5
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

b.
On December 20, 2011 (the "Effective date"), the Company entered into an additional funding arrangement ("mAb Funding Arrangement")  with an investor, pursuant to which the Company will receive a total of $ 8,000 (the "Funding  Amount") in order to fund certain research and development activities preformed on a best effort basis, in consideration for an  entitlement to receive a portion of future income derived from certain monoclonal antibody ("mAb") product candidates ("Products") that achieve specific milestones or have been licensed out, until December 31, 2014 ("mAb Participation Interest"). This right is contingent to successful commercialization of the targets which as of December 31, 2011for accounting treatment purpose is not probable.

According to the mAb Funding Arrangement the Funding Amount is to be paid in three installments, $ 2,000 has been paid on December 21, 2011. The investor is committed to invest additional $ 3,000 on June 30, 2012 and additional $ 3,000 on September 30, 2012. Pursuant to the mAb Funding Arrangement, in the event the remaining unpaid Funding Amounts are not transferred based on the above schedule, the Company has the right to exchange the paid Funding Amount for Company's Ordinary shares, at the price of $ 6 per share (the "Company Option"), and the Company will then have no obligations towards the investor under the mAb Funding Arrangement.

The mAb Participation Interest from the Products, will be calculated on a sliding scale mainly as fraction of the Funding Amount, relative to total amount invested both by the investor and the Company in the Research and Development Products, provided that the investor will be entitled to not less than ten percent of such future payments related to any qualifying Products. Notwithstanding anything in the mAb Funding Arrangement, the investor has the right, during the first quarter of 2014, to waive its rights to the mAb Participation Interest in exchange for a fixed amount of 1,455,000 Ordinary shares (the "Exchange Option").

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivatives and Hedging", the Company considered the mAb Participation Interest to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (the Exchange Option and the Company Option) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

As per the above, the first payment of $ 2,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 443 was allocated as Cash Consideration to liability component.

•
An amount of $ 1,557 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 463 were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As part of issuance expenses the Company granted, and committed to grant, up to 100,000 options to an agent and cash payment of $ 80. The Company recorded $ 453 as finance expenses related to these awards, based on its fair value.

As of December 31, 2011, the Company re-measured the embedded derivatives in the Research and Development Component. Consequently, during the year ended December 31, 2011, the Company recorded $ 109 as financial expenses mainly as a result of a change in the Company's share price.

The Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31, 2011	Date of issuance

Risk-free interest rate (1)	0.28%	0.3%
Expected volatility (2)	61.73%	61.54%
Expected life (in years) (3)	2.25	2.28
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.